Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Compensation for the key management
The compensation given to such key management for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Salaries	￦	5,969	4,488	2,169
Defined benefits plan expenses		1,237	920	258
Share option		325	548	414

	￦	7,531	5,956	2,841

Transactions with related parties
(3)	Transactions with related parties for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
		2019
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*2)	￦	53,507	612,248	95,426

Associates	F&U Credit information Co., Ltd.		2,293	55,179	—
	SK hynix Inc.(*3)		273,047	481	—
	KEB HanaCard Co., Ltd.		832	1,901	—
	SK Wyverns Co., Ltd.		1,399	21,528	—
	Others(*4)		17,286	13,864	457

			294,857	92,953	457

Others	SK Engineering & Construction Co., Ltd.		13,339	1,601	7,400
	SK Innovation Co., Ltd.		26,697	2,777	—
	SK Networks Co., Ltd.(*5)		29,321	1,088,443	449
	SK Networks Services Co., Ltd.		1,056	76,671	4,979
	SK Telesys Co., Ltd.		474	9,686	59,392
	SK TNS Co., Ltd.		240	35,824	607,546
	SK Energy Co., Ltd.		16,294	516	—
	SK hynix Semiconductor (China) Ltd.		73,542	—	—
	SK Global Chemical InternationalTrading (Shanghai) Co., Ltd.		14,535	131	—
	Others		90,307	105,569	109,189

			265,805	1,321,218	788,955

		￦	614,169	2,026,419	884,838

(*1)	Operating expense and others include lease payments by the Group.

(*2)	Operating expense and others include ￦216,241 million of dividends paid by the Parent Company.

(*3)	Operating revenue and others include ￦219,150 million of dividends received from SK hynix Inc. which was deducted from the investments in associates.

(*4)	Operating revenue and others include ￦11,955 million of dividends declared by Korea IT Fund, UniSK and KIF-Stonebridge IT Investment Fund which was deducted from the investments in associates.

(*5)	Operating expenses and others include costs for handset purchases amounting to ￦1,043,902 million.

(In millions of won)
		2018
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	20,050	601,176	151,502	—

Associates	F&U Credit information Co., Ltd.		2,777	54,857	—	—
	HappyNarae Co., Ltd.(*2)		1,002	20,286	88,327	—
	SK hynix Inc.(*3)		179,708	313	—	—
	KEB HanaCard Co., Ltd.		15,046	15,387	—	—
	Others(*4)		5,924	35,296	1,202	204

			204,457	126,139	89,529	204

Others	SK Engineering & Construction Co., Ltd.		4,662	1,122	8,700	—
	SK Innovation Co., Ltd.(*5)		44,010	996	—	—
	SK Networks Co., Ltd.(*6)		23,078	1,189,404	460	—
	SK Networks Services Co., Ltd.		774	90,723	5,478	—
	SK Telesys Co., Ltd.		362	10,945	127,840	—
	SK TNS Co., Ltd.		140	31,220	493,793	—
	SK Energy Co., Ltd.(*5)		15,134	897	—	—
	SK Gas Co., Ltd.		7,653	2	—	—
	SKC Infra Service Co., Ltd.		57	50,829	24,761	—
	Others(*5)		55,224	19,323	—	—

			151,094	1,395,461	661,032	—

		￦	375,601	2,122,776	902,063	204

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Transactions with HappyNarae Co., Ltd. occurred before disposal.

(*3)	Operating revenue and others include ￦146,100 million of dividends received from SK hynix Inc. which was deducted from the investments in associates.

(*4)	Operating revenue and others include ￦4,587 million of dividends received from Korea IT Fund, KIF-Stonebridge IT Investment Fund and UniSK which were deducted from the investments in associates.

(*5)
Operating revenue and others include ￦68,500 million received from disposal of the real estate investment fund to SK Innovation Co., Ltd., SK Energy Co., Ltd., SK Lubricants Co., Ltd., SK Trading International Co., Ltd. and SK Global Chemical Co., Ltd.

(*6)	Operating expenses and others include costs for handset purchases amounting to ￦1,100,370 million.

(In millions of won)
		2017
Scope	Company	Operating revenue and others		Operating expense and others	Acquisition of property and equipment	Collection of loans
Ultimate Controlling Entity	SK Holdings Co., Ltd.(*1)	￦	25,049	600,600	283,556	—

Associates	F&U Credit information Co., Ltd.		3,431	52,150	153	—
	HappyNarae Co., Ltd.		3,025	29,276	68,472	—
	SK hynix Inc.(*2)		123,873	251	—	—
	KEB HanaCard Co., Ltd.		17,873	15,045	—	—
	Others(*3)		10,720	33,389	940	204

			158,922	130,111	69,565	204

Others	SK Engineering & Construction Co., Ltd.		5,865	1,077	—	—
	SK Networks Co., Ltd.		21,694	1,220,251	671	—
	SK Networks Services Co., Ltd.		510	96,949	6,346	—
	SK Telesys Co., Ltd.		417	51,394	152,659	—
	SK TNS Co., Ltd.		137	37,051	494,621	—
	SK Energy Co., Ltd.		8,505	779	—	—
	SK Gas Co., Ltd.		2,727	4	—	—
	SK Innovation Co., Ltd.		7,639	950	—	—
	SK Shipping Co., Ltd.		3,183	35	—	—
	Ko-one energy service Co., Ltd		5,164	44	—	—
	SK Infosec Co., Ltd.		1,185	52,634	15,648	—
	SKC Infra Service Co., Ltd.		19	46,900	47,163	—
	Others		18,233	28,209	17	—

			75,278	1,536,277	717,125	—

		￦	259,249	2,266,988	1,070,246	204

(*1)	Operating expense and others include ￦203,635 million of dividends paid by the Parent Company.

(*2)	Operating revenue and others include ￦87,660 million of dividends declared by SK hynix Inc. which was deducted from the investments in associates.

(*3)	Operating revenue and others include ￦6,597 million of dividends received from the Korea IT Fund and others.

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2019 and 2018 are as follows:

(In millions of won)
		December 31, 2019
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc	Accounts payable — other, etc
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	7,941	87,519
Associates	F&U Credit information Co., Ltd.		—	2	4,869
	SK hynix Inc.		—	21,510	48
	Wave City Development Co., Ltd.		—	31,523	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	5,359	—
	KEB HanaCard Co., Ltd.		—	1,025	9,474
	Others		204	2,490	2,262

			22,351	61,909	16,653

Others	SK Engineering & Construction Co., Ltd.		—	4,422	97
	SK Innovation Co., Ltd.		—	7,496	22,673
	SK Networks. Co., Ltd.		—	3,469	85,421
	SK Networks Services Co., Ltd.		—	—	10,820
	SK Telesys Co., Ltd.		—	30	16,319
	SK TNS Co., Ltd.		—	14	200,703
	SK Energy Co., Ltd.		—	2,757	1,886
	SK hystec Co., Ltd.		—	848	687
	SK hynix Semiconductor (China) Ltd.		—	8,556	—
	Others		—	22,529	40,073

			—	50,121	378,679

		￦	22,351	119,971	482,851

(*)	As of December 31, 2019, the Parent Company recognized full allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.

(In millions of won)
		December 31, 2018
		Receivables			Payables
Scope	Company	Loans		Accounts receivable — trade, etc	Accounts payable — other, etc
Ultimate Controlling Entity	SK Holdings Co., Ltd.	￦	—	5,987	139,260
Associates	F&U Credit information Co., Ltd.		—	98	5,801
	SK hynix Inc.		—	14,766	89
	Wave City Development Co., Ltd.		—	37,263	—
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	KEB HanaCard Co., Ltd.		—	541	11,311
	Others		407	130	1,764

			22,554	52,798	18,965

Others	SK Engineering & Construction Co., Ltd.		—	1,561	760
	SK Networks. Co., Ltd.		—	2,647	167,433
	SK Networks Services Co., Ltd.		—	54	8,946
	SK Telesys Co., Ltd.		—	154	39,188
	SK TNS Co., Ltd.		—	—	89,017
	SK Innovation Co., Ltd.		—	4,696	1,019
	SK Energy Co., Ltd.		—	5,511	887
	SK Gas Co., Ltd.		—	2,225	60
	SK hystec Co., Ltd.		—	2,661	75
	Others		—	8,958	8,066

			—	28,467	315,451

		￦	22,554	87,252	473,676

(*)	As of December 31, 2018, the Parent Company recognized the entire balance of loans to Daehan Kanggun BcN Co., Ltd. as loss allowances.

(5)	SK Infosec Co., Ltd., a subsidiary of the Parent Company, provided a blank note to SK Holdings Co., Ltd. with regards to performance guarantee.

(6)	SK Telink Co., Ltd., a subsidiary of the Parent Company is holding a blank note provided by SK Holdings Co., Ltd. with regards to a performance guarantee.

(7)	The details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2019 as presented in note 13.